December 5, 2005


                                Deutsche Investment Management Americas Inc.
                                Two International Place
                                Boston, MA 02110


Securities and Exchange Commission
450 Fifth Street, NW
Washington, DC  20549


RE:      Scudder Money Funds (the "Fund") (Reg. Nos. 2-51992, 811-2527)

Ladies and Gentlemen:

         Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Fund hereby certifies that the forms of Prospectus and Statement of Additional Information that would have been filed on behalf of the Fund pursuant to Rule 497(c) upon the effectiveness of Post-Effective Amendment No. 56 to the Fund's Registration Statement on Form N-1A (the "Amendment") do not differ from those contained in the Amendment, which is the most recent amendment to such Registration Statement and was filed electronically on November 23, 2005.

         Any comments or questions on this filing should be directed to the undersigned at 617-295-3357.


                                Very truly yours,

                                /s/ Thomas Connors, Esq.

                                Thomas Connors, Esq.
                                Director
                                Deutsche Investment Management Americas Inc.


cc: Debby Eades, Esq., Vedder, Price, Kaufman & Kammholz, P.C. John Marten, Esq., Vedder, Price, Kaufman & Kammholz, P.C.